Taxes Other Than Income Taxes - Summary of Taxes Other Than Income Taxes (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Taxes Other Than Income Taxes [abstract]
Consumption tax	¥ 145,525	¥ 164,973	¥ 152,494
Resource tax	18,468	24,388	24,339
Crude oil special gain levy	178	771	4,750
Other	31,679	38,304	39,094
Taxes other than income taxes	¥ 195,850	¥ 228,436	¥ 220,677	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).